Capital Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Capital Disclosures [Abstract]
Schedule of Capital

The Company’s capital was as follows:

As at	June 30, 2026	December 31, 2025
Shareholders’ equity (excluding reserves)	$206,121	$400,811
Non-controlling interest	$808,219	$1,238,776
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$4,020,334	$3,660,787